Net Revenues, Based On Geographic Location Of Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenue	$ 598,246	$ 862,882	$ 2,157,813
Mainland China
Segment Reporting Information [Line Items]
Net revenue	292,694	275,625	833,387
Europe
Segment Reporting Information [Line Items]
Net revenue	99,043	290,671	619,531
Asia Pacific Excluding Mainland China
Segment Reporting Information [Line Items]
Net revenue	161,254	221,940	571,325
North America
Segment Reporting Information [Line Items]
Net revenue	$ 45,255	$ 74,646	$ 133,570